Quarterly Holdings Report
for
Fidelity Freedom® Blend 2060 Fund
December 31, 2021
FBF-Y60-NPRT3-0322
1.9892482.103
Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	1,454,976	23,934,354
Fidelity Series Commodity Strategy Fund (a)	1,087,540	4,448,037
Fidelity Series Large Cap Growth Index Fund (a)	783,931	15,169,065
Fidelity Series Large Cap Stock Fund (a)	888,102	16,865,048
Fidelity Series Large Cap Value Index Fund (a)	2,074,415	32,277,898
Fidelity Series Small Cap Opportunities Fund (a)	541,466	8,078,677
Fidelity Series Value Discovery Fund (a)	720,632	11,940,875
TOTAL DOMESTIC EQUITY FUNDS (Cost $98,670,298)		112,713,954

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	446,485	6,487,420
Fidelity Series Emerging Markets Fund (a)	302,752	3,181,925
Fidelity Series Emerging Markets Opportunities Fund (a)	1,361,625	28,621,355
Fidelity Series International Growth Fund (a)	764,932	14,625,509
Fidelity Series International Index Fund (a)	501,307	6,141,017
Fidelity Series International Small Cap Fund (a)	233,858	5,002,223
Fidelity Series International Value Fund (a)	1,310,075	14,633,538
Fidelity Series Overseas Fund (a)	1,015,503	14,623,237
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $86,746,598)		93,316,224

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	44,138	443,590
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	175,550	1,778,316
Fidelity Series Corporate Bond Fund (a)	9,371	103,172
Fidelity Series Emerging Markets Debt Fund (a)	128,169	1,162,497
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	41,103	388,011
Fidelity Series Floating Rate High Income Fund (a)	23,733	219,769
Fidelity Series Government Bond Index Fund (a)	12,987	137,403
Fidelity Series High Income Fund (a)	141,694	1,351,761
Fidelity Series Investment Grade Bond Fund (a)	12,613	146,559
Fidelity Series Investment Grade Securitized Fund (a)	9,865	101,509
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,042,681	8,883,644
Fidelity Series Real Estate Income Fund (a)	71,545	839,221
TOTAL BOND FUNDS (Cost $15,604,400)		15,555,452

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $201,021,296)	221,585,630
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,024)
NET ASSETS - 100.0%	221,582,606

Legend

(a)	Affiliated Fund

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	-	100,203	100,203	-	-	-	-	0.0%
Total	-	100,203	100,203	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	938,475	491,499	3,431	(2,960)	(426)	443,590
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	1,884,885	115,012	9,620	9	8,434	1,778,316
Fidelity Series Blue Chip Growth Fund	14,493,113	14,801,150	3,960,175	4,507,060	(115,494)	(1,284,240)	23,934,354
Fidelity Series Canada Fund	3,187,380	3,022,154	254,745	135,861	(2,716)	535,347	6,487,420
Fidelity Series Commodity Strategy Fund	3,656,970	3,920,632	2,234,690	1,658,131	(318,218)	(576,657)	4,448,037
Fidelity Series Corporate Bond Fund	14,435	114,813	25,828	823	(236)	(12)	103,172
Fidelity Series Emerging Markets Debt Fund	720,725	542,120	88,944	33,416	(3,461)	(7,943)	1,162,497
Fidelity Series Emerging Markets Debt Local Currency Fund	240,892	188,447	15,731	14,528	(895)	(24,702)	388,011
Fidelity Series Emerging Markets Fund	2,095,811	1,676,102	281,640	101,110	(7,558)	(300,790)	3,181,925
Fidelity Series Emerging Markets Opportunities Fund	18,841,581	17,672,075	2,589,242	3,179,822	(75,877)	(5,227,182)	28,621,355
Fidelity Series Floating Rate High Income Fund	145,194	109,711	36,345	6,521	(11)	1,220	219,769
Fidelity Series Government Bond Index Fund	17,620	188,372	67,655	332	(905)	(29)	137,403
Fidelity Series Government Money Market Fund 0.08%	341,434	89,267	430,701	72	-	-	-
Fidelity Series High Income Fund	836,325	619,527	118,092	48,280	(1,157)	15,158	1,351,761
Fidelity Series Inflation-Protected Bond Index Fund	2,632,303	1,578,470	4,323,834	43,297	200,487	(87,426)	-
Fidelity Series International Growth Fund	7,853,697	7,213,807	773,753	1,100,593	(102)	331,860	14,625,509
Fidelity Series International Index Fund	3,272,708	2,886,934	154,440	146,141	(452)	136,267	6,141,017
Fidelity Series International Small Cap Fund	2,809,546	2,381,855	182,901	570,887	(3,316)	(2,961)	5,002,223
Fidelity Series International Value Fund	7,832,972	7,389,118	753,071	691,041	(12,710)	177,229	14,633,538
Fidelity Series Investment Grade Bond Fund	19,953	211,294	83,803	989	(641)	(244)	146,559
Fidelity Series Investment Grade Securitized Fund	13,842	110,654	22,847	235	(274)	134	101,509
Fidelity Series Large Cap Growth Index Fund	9,149,383	6,027,523	2,404,579	431,061	39,555	2,357,183	15,169,065
Fidelity Series Large Cap Stock Fund	9,994,618	8,099,911	1,449,213	1,320,638	(21,506)	241,238	16,865,048
Fidelity Series Large Cap Value Index Fund	19,091,927	14,302,744	2,281,902	1,855,937	(38,530)	1,203,659	32,277,898
Fidelity Series Long-Term Treasury Bond Index Fund	3,605,691	5,712,341	766,520	110,438	(77,820)	409,952	8,883,644
Fidelity Series Overseas Fund	7,851,748	6,448,055	941,740	407,165	(3,860)	1,269,034	14,623,237
Fidelity Series Real Estate Income Fund	501,036	352,288	47,944	27,108	21	33,820	839,221
Fidelity Series Short-Term Credit Fund	168,457	61,883	230,262	925	793	(871)	-
Fidelity Series Small Cap Opportunities Fund	4,826,919	5,018,387	722,969	1,818,074	(47,509)	(996,151)	8,078,677
Fidelity Series Treasury Bill Index Fund	542,511	206,148	748,659	114	(288)	288	-
Fidelity Series Value Discovery Fund	7,054,331	5,793,754	1,127,504	940,761	(24,920)	245,214	11,940,875
	131,813,122	119,562,896	27,726,240	19,164,411	(520,551)	(1,543,597)	221,585,630

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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